UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21247
                  --------------------------------------------

                    DEFENDERS MULTI-STRATEGY HEDGE FUND, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          c/o Ivy Asset Management LLC
                                One Jericho Plaza
                                Jericho, NY 11753
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Peter M. Sullivan, Esq.
                     The Bank of New York Mellon Corporation
                           One Boston Place, 024-0081
                           Boston, Massachusetts 02108
                         -------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 877-525-5217
           -----------------------------------------------------------

                        Date of fiscal year end: March 31
                   ------------------------------------------

                   Date of reporting period: December 31, 2009
                     --------------------------------------

ITEM 1 -- SCHEDULE OF INVESTMENTS.

DEFENDERS MULTI-STRATEGY HEDGE FUND, LLC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2009 (Unaudited)

                                                                Initial
                                                              Acquisition                             Fair
PORTFOLIO FUNDS - 22.1%                                          Date            Cost                 Value         Liquidity (a)
                                                                 ----            ----                 -----         -------------
EQUITY - 8.4%

UNITED STATES

Alydar QP Fund, LP                                              04/01/09      $  2,828,222        $    2,909,251     Quarterly
Eminence Partners, LP                                           01/01/07         3,803,404             3,997,081     Semi-annually
JANA Partners Qualified, LP, Class A (c)                        10/01/06                 -                10,190
Tiedemann/Falconer Partners, LP, Class A                        11/01/08         3,143,078             2,872,890     Quarterly
                                                                              ------------        --------------

TOTAL EQUITY                                                                     9,774,704             9,789,412
                                                                              ------------        --------------

EVENT DRIVEN - 5.5%

DISTRESSED - 5.0%

Cerberus Partners, LP (b)                                       04/01/03         3,918,065             5,492,844
Longacre (QP) SPV IV, LLC (b)                                   10/01/09           279,540               335,373
                                                                              ------------        --------------
                                                                                 4,197,605             5,828,217
                                                                              ------------        --------------

MULTI-STRATEGY-SPECIAL SITUATIONS - 0.5%

Deephaven Event Fund LLC                                        11/01/05           526,181               215,058     Annually
Merced Partners Limited Partnership (c)                         04/01/03           593,574               465,421
                                                                              ------------        --------------
                                                                                 1,119,755              680,479
                                                                              ------------        --------------

TOTAL EVENT DRIVEN                                                               5,317,360             6,508,696
                                                                              ------------        --------------


TACTICAL TRADING - 4.0%

SYSTEMATIC

Boronia Diversified Fund (US), LP                               01/01/09         2,041,025             1,915,507     Monthly
Kaiser Trading Fund 2X SPC                                      01/01/09         3,000,000             2,767,074     Monthly
                                                                              ------------        --------------

TOTAL TACTICAL TRADING                                                           5,041,025             4,682,581
                                                                              ------------        --------------

RELATIVE VALUE - 2.2%

MULTI-STRATEGY - 0.7%

Basso Multi-Strategy Fund, LP (b) (c)                           12/01/07           978,565               527,432
HBK SLV, LP (b) (c)                                             04/01/07           330,672               276,554
Investcorp Interlachen Multi-Strategy Fund LLC (c)              02/01/08                 -                 6,540
                                                                              ------------        --------------
                                                                                 1,309,237               810,526
                                                                              ------------        --------------
STATISITCAL ARBITRAGE - 1.5%

Highbridge Statistical Opportunities Fund, LP, Class A          02/01/09         1,671,501             1,725,000     Monthly
                                                                              ------------        --------------

TOTAL RELATIVE VALUE                                                             2,980,738             2,535,526
                                                                              ------------        --------------

DEFENDERS MULTI-STRATEGY HEDGE FUND, LLC

--------------------------------------------------------------------------------

December 31, 2009 (Unaudited)

                                                                Initial
                                                              Acquisition                             Fair
PORTFOLIO FUNDS (CONTINUED)                                      Date            Cost                 Value         Liquidity (a)
                                                                 ----            ----                 -----         -------------
CREDIT - 2.0%

LONG / SHORT CREDIT

Brigade Leveraged Capital Structures Fund, LP                   04/01/08      $  2,044,900        $    2,366,607     Quarterly
                                                                              ------------        --------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS - 22.1%                                    25,158,727            25,882,822
                                                                              ------------        --------------


MONEY MARKET FUND - 1.5%

Federated Prime Obligations Fund - 0.10% (d)                                     1,728,641             1,728,641     Daily
                                                                              ------------        --------------

TOTAL INVESTMENTS - 23.6%                                                     $ 26,887,368        $   27,611,463
Other Assets, Less Liabilities - 76.4%                                                                89,534,200
                                                                                                  --------------
MEMBERS' CAPITAL - 100.0%                                                                         $  117,145,663
                                                                                                  ==============


(a) Available frequency of withdrawal after initial lock-up period. Other liquidity restrictions may apply.

(b) As of December 31, 2009, this underlying Portfolio Fund has notified the Fund of certain restrictions on liquidity, such as, suspended redemptions or other implemented restrictions on liquidity.

(c) All or a portion of this Portfolio Fund is held in side pockets, which have restricted liquidity.

(d)  Represents annualized 7-day yield at December 31, 2009.

Detailed information about the Portfolio Funds is not available. The percentage shown for each investment strategy reflects the value in total category as a percentage of members' capital.

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2009 is as follows:

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments                          Level 1                Level 2             Level 3               Total
----------------------------------------------------------------------------------------------------------------
Portfolio Funds                     $          -           $       -          $ 25,882,822        $ 25,882,822
Money Market Fund                      1,728,641                   -                     -           1,728,641
                                  ------------------------------------------------------------------------------
Total Investments                   $  1,728,641           $       -          $ 25,882,822        $ 27,611,463
                                  ==============================================================================



The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                 Investments in Securities                   Portfolio Funds
----------------------------------------------------------------------------
Balance as of March 31, 2009                                  $ 109,148,754
----------------------------------------------------------------------------
Realized Gain / (Loss)                                           21,647,152
----------------------------------------------------------------------------
Change in Unrealized Appreciation / (Depreciation)               (8,431,049)
----------------------------------------------------------------------------
Net Purchases (Sales)                                           (96,482,035)
----------------------------------------------------------------------------
Transfers In / (Out)                                                      -
----------------------------------------------------------------------------
Balance as of December 31, 2009                               $  25,882,822
----------------------------------------------------------------------------

ITEM 2 -- CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   DEFENDERS MULTI-STRATEGY HEDGE FUND, LLC

                                   By:     /s/ STEVEN M. ANDERSON
                                           -------------------------------------
                                           Steven M. Anderson
                                           Treasurer and Chief Financial Officer

                                   Date:   February 26, 2010


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By:     /s/ STEVEN M. ANDERSON
                                           -------------------------------------
                                           Steven M. Anderson
                                           Treasurer and Chief Financial Officer

                                   Date:   February 26, 2010


                                   By:     /s/ DAVID K. MOSSMAN
                                           -------------------------------------
                                           David K. Mossman
                                           President and Chief Executive Officer

                                   Date:   February 26, 2010